Common Stock And Capital Surplus (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Minimum [Member]
Class of Stock [Line Items]
Percentage of proceeds per issuance of common stock, including conversions of bonds and notes, to be credited to the common stock account	50.00%
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991	5.00%
Maximum [Member]
Class of Stock [Line Items]
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991	10.00%
Common Stock [Member]
Class of Stock [Line Items]
Potential increase (decrease) in capital accounts and corresponding reduction (increase) of retained earnings by the application of United States accounting practice for issuance of free shares distribution made by BTMU and MUTB prior to April 1, 1991	¥ 1,910,106
Unappropriated Retained Earnings (Accumulated Deficit) [Member]
Class of Stock [Line Items]
Potential increase (decrease) in capital accounts and corresponding reduction (increase) of retained earnings by the application of United States accounting practice for issuance of free shares distribution made by BTMU and MUTB prior to April 1, 1991	¥ (1,910,106)